Share-Based Compensation - Predecessor Share-Based Compensation - Assumptions (Details) - Stock options	12 Months Ended	24 Months Ended
	Dec. 31, 2021 shares	Dec. 31, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Maximum term	10 years
Number of shares authorized	559,000	559,000
Assumptions
Annual risk-free rate of return		1.87%
Expected volatility		39.20%
Expected term		7 years
One year from the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation award vesting percentage	25.00%
Thereafter for an additional three years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation award vesting percentage	6.25%